Nature and Continuance of Operations and Going Concern	12 Months Ended
Mar. 31, 2026
Nature and Continuance of Operations and Going Concern [Abstract]
Nature and Continuance of Operations and Going Concern [Text Block]

1. Nature and Continuance of Operations and Going Concern

GreenPower Motor Company Inc. ("GreenPower" or the "Company") was incorporated in the Province of British Columbia on September 18, 2007. The Company is a manufacturer and distributor of purpose-built, all-electric, zero-emission medium and heavy-duty vehicles serving the cargo and delivery market, shuttle and transit space and school bus sector.

The Company's corporate office is located at Suite 240-209 Carrall St., Vancouver, Canada and the Company maintains its primary operational facilities in southern California and a manufacturing facility in West Virginia.

On September 8, 2025 the Company completed a consolidation of its common shares on the basis of ten pre-consolidation common shares for one post-consolidation common share. All references to share and per share amounts in these consolidated financial statements have been retroactively restated to give effect to this share consolidation, unless otherwise stated. The Company's common shares trade on the Nasdaq stock exchange under the ticker "GP".

The consolidated financial statements were approved by the Board of Directors on July 7, 2026.

These consolidated financial statements have been prepared on the basis that the Company is a going concern, meaning that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in hetnormal course of operations.

The Company's operations are dependent upon its ability to raise capital and generate cash flows. As at March 31, 2026, the Company had a cash balance of $328,086, working capital, defined as current assets less current liabilities, of $8,791,555, accumulated deficit of ($103,036,910), shareholders' equity of $1,548,794 and the Company recorded a loss of ($5,476,778) for the year ended March 31, 2026. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. The continuation of the Company as a going concern is dependent on future cash flows from operations including the successful sale and manufacture of electric buses to achieve a profitable level of operations and obtaining necessary financing to fund ongoing operations. The Company's ability to achieve its business objectives is subject to material uncertainty which casts substantial doubt upon the Company's ability to continue as a going concern. Management plans to address this material uncertainty by selling vehicles in inventory, collecting accounts receivable, accessing funds available from its operating line of credit and from time to time, by seeking potential new sources of financing.